Consolidated Statement of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net earnings (loss)	$ (90)	$ (118)	$ 276
Depreciation and amortization (Note 34)	710	708	664
Gain (loss) on sale of assets (Note 4)	0	(1)	(1)
Accretion of provisions (Note 21)	24	23	20
Decommissioning and restoration costs settled (Note 21)	(31)	(19)	(23)
Deferred income tax expense (recovery) (Note 11)	(34)	(15)	15
Unrealized (gain) loss from risk management activities	30	(48)	58
Unrealized foreign exchange (gain) loss	28	22	(1)
Provisions	7	(7)	(123)
Asset impairment charges (reversals) (Note 7)	73	20	28
Other non-cash items	147	175	(242)
Cash flow from operations before changes in working capital	864	740	671
Change in non-cash operating working capital balances (Note 30)	(44)	(114)	73
Cash flow from operating activities	820	626	744
Investing activities
Additions to property, plant and equipment (Note 17 and 34)	(277)	(338)	(358)
Additions to intangibles (Note 19 and 34)	(20)	(51)	(21)
Restricted cash (Note 22)	(35)	(30)	0
Loan receivable (Note 20)	1	(38)	0
Acquisition of renewable energy facilities, net of cash acquired (Note 4)	(30)	0	0
Proceeds on sale of property, plant and equipment	2	3	6
Proceeds on sale of Wintering Hills facility and Solomon disposition (Note 4)	2	478	0
Income tax expense on Solomon disposition (Note 4 and 11)	0	(56)	0
Realized gains (losses) on financial instruments	2	6	(6)
Decrease in finance lease receivable	59	59	56
Other	(2)	(3)	2
Change in non-cash investing working capital balances	(96)	57	(6)
Cash flow from (used in) investing activities	(394)	87	(327)
Financing activities
Net increase (decrease) in borrowings under credit facilities (Note 22)	312	26	(315)
Repayment of long-term debt (Note 22)	(1,179)	(814)	(88)
Issuance of long-term debt (Note 22)	345	260	361
Net proceeds on sale of non-controlling interest in subsidiary (Note 4)	144	0	162
Repurchase of common shares under NCIB (Note 24)	(23)	0	0
Realized gains (losses) on financial instruments	48	106	(2)
Distributions paid to subsidiaries' non-controlling interests (Note 12)	(165)	(172)	(151)
Decrease in finance lease obligations (Note 22)	(18)	(17)	(16)
Other	(31)	(6)	(3)
Change in non-cash financing working capital balances	2	0	0
Cash flow from (used in) financing activities	(651)	(703)	(163)
Cash flow from (used in) operating, investing, and financing activities	(225)	10	254
Effect of translation on foreign currency cash	0	(1)	(3)
Increase (decrease) in cash and cash equivalents	(225)	9	251
Cash and cash equivalents, beginning of year	314	305	54
Cash and cash equivalents, end of year	89	314	305
Cash income taxes paid	87	14	27
Cash interest paid	188	230	235
Common shares
Financing activities
Dividends paid, classified as financing activities	(46)	(46)	(69)
Preferred shares
Financing activities
Dividends paid, classified as financing activities	$ (40)	$ (40)	$ (42)